Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2014
Benefit Plans [Abstract]
Reconciliation of benefit obligations, plan assets, and funded status of defined benefit plans
Benefit Obligations and Funded Status — The following provides a reconciliation of the benefit obligations, plan assets, and funded status of the plans at June 30, 2014 and 2013:

	Pension Plans		Nonpension Postretirement Plan
	2014	2013	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	$59,542	61,595	$13,316	11,906
Interest cost	2,623	2,571	518	617
Service cost	414	893	640	1,172
Plan curtailments	—	—	(5,831)	—
Employee contributions	52	219	—	—
Actuarial (gain) loss	3,063	(2,602)	758	72
Benefits paid	(2,789)	(2,465)	(109)	(76)
Effect of exchange rate changes	(380)	(669)	(227)	(375)
Benefit obligations at end of year	$62,525	59,542	$9,065	13,316

Change in plan assets:
Fair value of plan assets at beginning of year	$43,407	39,425	$—	—
Actual return on plan assets	7,419	3,282	—	—
Employer contributions	2,862	3,485	109	76
Employee contributions	52	219	—	—
Benefits paid	(2,789)	(2,465)	(109)	(76)
Expenses paid	(209)	(85)	—	—
Effect of exchange rate changes	(242)	(454)	—	—
Fair value of plan assets at end of year	$50,500	43,407	$—	—

Funded status at end of year:
Fair value of plan assets	$50,500	43,407	$—	—
Benefit obligations	62,525	59,542	9,065	13,316
Funded status	$(12,025)	(16,135)	$(9,065)	(13,316)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liability	$(12,025)	(16,135)	$(8,865)	(13,155)
Current liability	—	—	(200)	(161)
Accumulated other comprehensive loss (income)	9,310	11,884	779	67

Components of net periodic pension expense
Net Periodic Pension Expense — The components of net periodic pension expense for the Company's defined benefit pension and postretirement plans are as follows:

	Pension Plans			Nonpension Postretirement Plans
	2014	2013	2012	2014	2013	2012
Interest cost	$2,623	2,571	1,553	$518	617	—
Service cost	414	893	102	640	1,172	—
Expected return on plan assets	(2,791)	(2,516)	(1,737)	—	—	—
Amortization of net loss	1,054	1,608	866	—	—	—
Curtailment gain	—	—	—	(5,831)	—	—
Net periodic pension expense	$1,300	2,556	784	$(4,673)	1,789	—

Assumptions used to determine benefit obligations and net periodic expense
Assumptions and Other Data — The assumptions used to determine benefit obligations at June 30, 2014 and 2013 follow:

	Pension Plans		Nonpension Postretirement Plans
	2014	2013	2014	2013
Discount rate	4.00 to 4.30%	4.25 to 4.75%	4.40%	4.85%
The assumptions used to determine net periodic expense for the Company's defined benefit pension plans for years ended June 30, 2014, 2013, and 2012 are as follows:

	Pension Plans			Nonpension Postretirement Plans
	2014	2013	2012	2014	2013	2012
Discount rate	3.75 to 4.75%	3.50 to 5.00%	5.00 to 5.30%	4.85%	5.10%	—
Expected return on plan assets	5.70 to 7.00%	5.70 to 7.00%	5.50 to 8.00%	NA	NA	NA

Expected future benefit payments
The following reflects the gross benefit payments that are expected to be paid for the benefit plans for the years ended June 30:

	Pension Plans	Nonpension Postretirement Plans
2015	$2,833	$200
2016	3,057	234
2017	3,267	266
2018	3,404	288
2019	3,486	301
Years 2020-2024	17,574	1,656

Allocation of plan assets
The Company's overall strategy is to invest in high-grade securities and other assets with a limited risk of market value fluctuation. In general, the Company's goal is to maintain the following allocation ranges:

Equity securities	55 to 70%
Fixed income securities	30 to 40%
Real estate	5 to 10%

Schedule of benefit plan assets, fair value hierarchy

Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and cash equivalents	$637
Equity securities:
Domestic equity mutual funds	5,563
International equity mutual funds	4,890
Commingled domestic equity funds	4,036
Commingled international equity funds	10,255
Fixed income securities:
Fixed income mutual funds	11,059
Commingled fixed income funds	12,857
Real estate mutual funds	1,203
Total	$50,500

The fair values of the Company's pension plan assets as of June 30, 2013 are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Cash and cash equivalents	$494	—	494
Equity securities:
Domestic equity mutual funds	5,097	—	5,097
International equity mutual funds	4,252	—	4,252
Commingled domestic equity funds	—	3,968	3,968
Commingled international equity funds	—	8,111	8,111
Fixed income securities:
Fixed income mutual funds	9,253	—	9,253
Commingled fixed income funds	—	11,199	11,199
Real estate mutual funds	1,033	—	1,033
Total	$20,129	23,278	43,407